TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
TAXATION

8.      TAXATION

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries that are incorporated in Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of British Virgin Islands, the Company’s subsidiary that is incorporated in British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiary that is incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

In March 2007, the National People’s Congress enacted the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) effective January 1, 2008. The EIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign-invested enterprises. However, the EIT Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws, to gradually increase their rates to 25%. Under this grandfather provision, the Group’s entities of Wang Jin Information Technology (Shanghai) Co., Ltd., Wang Ju, Tech JV and Wang Cai AdCo incorporated in Shanghai’s Pudong area, and the branches of Tech JV and Wang Cai AdCo located in Shenzhen were subject to an enterprise income tax (“EIT”) rate of 18% in 2008, 20% in 2009, 22% in 2010 and 24% in 2011, which is to be increased to 25% in 2012.

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” under the EIT Law, which is subject to a preferential tax rate of 15% through 2011. Therefore, Tech JV’s tax rate in 2009 decreased from 20% to 15% in Shanghai and Shenzhen, and from 25% to 15% in other localities, effective retroactively as of January 1, 2009. Tech JV is entitled to a preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years. Such preferential tax rate for Tech JV expired at the end of 2011, and Tech JV’s entitlement to the 15% EIT rate starting from 2012 is subject to this entity’s application and the approval from the local tax authority.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a foreign investment enterprise (“FIE”) to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2011, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China.

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2009, 2010 and 2011 were taxed within the following jurisdictions:

	2009	2010	2011
	RMB	RMB	RMB
PRC entities	174,326	322,428	526,236
Non-PRC entities	(29,609)	(30,686)	(58,672)
Total	144,717	291,742	467,564

The current and deferred portion of income tax expense included in the consolidated statement of operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense
PRC entities	34,464	58,101	84,936
Non-PRC entities	—	—	—
Total	34,464	58,101	84,936
Deferred income tax benefit
PRC entities	(2,259)	(1,020)	(3,880)
Non-PRC entities	—	—	—
Total	(2,259)	(1,020)	(3,880)
Income tax expense
PRC entities	32,205	57,081	81,056
Non-PRC entities	—	—	—
Total	32,205	57,081	81,056

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(8)%	(8)%	(10)%
Non-deductibility of expenses incurred outside the PRC	5%	3%	3%
Other permanent differences	1%	1%	—
Reversal of valuation allowance	(1)%	(1)%	(1)%
Effective EIT rate of the Group	22%	20%	17%

Tax holidays, as included in the reconciliation table above and the tabular disclosure below, specifically refer to the preferential tax rate for Tech JV described for certain entities in the “China” section of this Note. The aggregate amount and per share effect of the tax holidays for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	10,786	23,675	46,225
Basic common share effect	0.19	0.43	0.81
Diluted common share effect	0.19	0.42	0.78

Significant components of deferred tax assets and liabilities as of December 31, 2010 and 2011 are as follows:

	2010	2011
	RMB	RMB
Deductible temporary differences related to other payables and accruals	6,404	10,536
Deductible temporary differences related to provision for doubtful accounts	426	506
Total current deferred tax assets	6,830	11,042
Less: Valuation allowance	(81)	—
Net current deferred tax assets	6,749	11,042
Tax loss carryforwards	1,527	640
Total non-current deferred tax assets	1,527	640
Less: Valuation allowance	(1,417)	(554)
Net non-current deferred tax assets	110	86
Total deferred tax assets	6,859	11,128
Taxable temporary differences related to depreciation period	(1,583)	(1,972)
Total non-current deferred tax liabilities	(1,583)	(1,972)
Total deferred tax liabilities	(1,583)	(1,972)

As of December 31, 2010 and 2011, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2009, 2010 and 2011 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carryforwards generally expire after five years. Tax loss carryforwards in the amount of RMB350 as of December 31, 2011 will expire beginning 2014.

The following represents a roll-forward of the valuation allowance for each of the years:

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of period	2,100	2,140	1,498
Additions	492	5	—
Reversals	(452)	(647)	(944)
Balance at end of period	2,140	1,498	554